Annual Operating Expenses - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund - Fidelity Advisor Series Small Cap Fund	Jan. 29, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%